Note 6 - Accrued Liabilities - Accrued Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Note 4 - Accrued Liabilities - Accrued Liabilities (Details)
Payroll and related expenses	$ 640	$ 241	$ 273
Accrued term loan final payment	608	421	197
Accrued clinical trial expense	26		654
Professional fees and other costs	899	195	34
Total accrued liabilities	$ 2,173	$ 857	$ 1,158